Business Combinations, Acquisitions and Non-controlling Interest - Summary of Consolidated Statements of Comprehensive Income (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Disclosure of detailed information about business combination [line items]
Operating costs and expenses	$ 689,402,230	$ 33,494	$ 694,203,781	[1]	$ 707,685,192	[1]
Operating income	166,132,641	8,070	145,503,379	[1]	143,798,284	[1]
Net income	196,326,114	9,538	51,026,957	[1]	70,313,454	[1]
Total comprehensive income	204,185,563	9,920	104,489,719	[1]	6,124,939	[1]
Distribution of the net profit (loss) to:
Equity holders of the parent	192,423,167		46,852,605		67,730,890
Non-controllinginterest	3,902,947	190	4,174,352	[1]	2,582,564	[1]
Net income	196,326,114	9,538	51,026,957	[1]	70,313,454	[1]
Comprehensive income (loss) for the year attributable to:
Non-controllinginterest	1,767,061	86	18,339,601	[1]	674,260	[1]
Total comprehensive income (loss) for the year	204,185,563	$ 9,920	104,489,719	[1]	6,124,939	[1]
Subsidiaries with material non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Operating revenues	113,838,487		111,472,191		98,420,289
Operating costs and expenses	98,346,896		98,312,325		89,732,428
Operating income	15,491,591		13,159,866		8,687,861
Net income	9,104,962		7,787,388		5,051,145
Total comprehensive income	7,790,499		12,103,406		1,466,783
Distribution of the net profit (loss) to:
Equity holders of the parent	4,629,816		3,986,412		2,565,733
Non-controllinginterest	4,475,146		3,800,976		2,485,412
Net income	9,104,962		7,787,388		5,051,145
Comprehensive income (loss) for the year attributable to:
Equity holders of the parent	3,973,154		6,172,737		748,059
Non-controllinginterest	3,817,345		5,930,669		718,724
Total comprehensive income (loss) for the year	$ 7,790,499		$ 12,103,406		$ 1,466,783

[1]	Restated for discontinued operations.